Line of Credit and Mortgage Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of principal payments on the mortgage payable
Year ending December 31,	2017	$7,571
	2018	9,228
	2019	9,228
	2020	9,228
	2021	9,228
	Thereafter	263,860
		$308,343

Year ending December 31,	2017	$9,228
	2018	9,228
	2019	9,228
	2020	9,228
	2021	9,228
	Thereafter	263,860
		$310,000